Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 30, 2012
Supplement [Text Block]	fafi_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class I Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 1 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 2 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Class A Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class D Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class I Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class I Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 1 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 2 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class Y Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class Z Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Institutional Investor Shares | First American Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated September 27, 2013

This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 30, 2012. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 3 of the Prospectus is replaced by the following:

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

The “Principal Risks” section on page 4 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.